SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Product revenues and segment profit/(loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) segment	Dec. 31, 2019 CNY (¥) segment	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Segment reporting
Number of operating segment | segment	2	2
Product revenues	$ 567,677	¥ 3,952,053	¥ 1,785,970	¥ 959,486
Cost of products sold		(128,996)	(73,930)	(55,880)
Segment (loss)/profit		142,828	88,527	80,498
B2C segment
Segment reporting
Product revenues		763,254	847,476	862,327
Cost of products sold		(654,796)	(767,073)	(780,137)
Segment (loss)/profit		108,458	80,403	82,190
B2B segment
Segment reporting
Product revenues		3,166,444	922,751	86,890
Cost of products sold		(3,132,074)	(914,627)	(88,582)
Segment (loss)/profit		¥ 34,370	¥ 8,124	¥ (1,692)